Investor Class Prospectus | FBR LARGE CAP FUND
FBR LARGE CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Large Cap Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment
Shareholder Fees	Investor Class Prospectus FBR LARGE CAP FUND Investor Class C000025324
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR LARGE CAP FUND Investor Class C000025324
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.69%
Acquired Fund Fees and Expenses	[1]	0.01%
Expenses (as a percentage of Assets)		1.85%
Fee Waiver or Reimbursement	[2]	(0.59%)
Net Expenses (as a percentage of Assets)	[2]	1.26%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.25% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR LARGE CAP FUND Investor Class C000025324	128	400	826	2,015

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies. The Fund's policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers large-cap companies to have market capitalizations of  $3 billion or more, measured at the time of purchase. The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as American Depositary Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended June 30, 2009	17.62%
Worst Quarter	Quarter ended December 31, 2008	(19.38)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR LARGE CAP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2.59%	Nov 15, 2005
Investor Class C000025324	Return Before Taxes	10.95%	5.79%	6.08%	Nov 15, 2005
Investor Class C000025324 After Taxes on Distributions	Return After Taxes on Distributions	10.90%	4.71%	5.02%	Nov 15, 2005
Investor Class C000025324 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.18%	4.37%	4.64%	Nov 15, 2005

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR MID CAP FUND
FBR MID CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Mid Cap Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR MID CAP FUND Investor Class C000043550
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR MID CAP FUND Investor Class C000043550
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		1.39%
Acquired Fund Fees and Expenses	[1]	0.01%
Expenses (as a percentage of Assets)		2.55%
Fee Waiver or Reimbursement	[2]	(1.18%)
Net Expenses (as a percentage of Assets)	[2]	1.37%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.35% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR MID CAP FUND Investor Class C000043550	138	431	1,012	2,596

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies. The Fund's policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers mid-cap companies to have market capitalizations of greater than  $2 billion and less than  $15 billion at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap Investments. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning mid-cap companies than for larger, more established companies. Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of mid-cap companies may be more volatile. Additionally, because mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell Midcap Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended September 30, 2009	15.21%
Worst Quarter	Quarter ended December 31, 2008	(18.91)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR MID CAP FUND	Label	1 Year	Since Inception	Inception Date
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	25.48%	1.34%	Feb 28, 2007
Investor Class C000043550	Return Before Taxes	19.85%	6.49%	Feb 28, 2007
Investor Class C000043550 After Taxes on Distributions	Return After Taxes on Distributions	19.81%	6.18%	Feb 28, 2007
Investor Class C000043550 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.96%	5.40%	Feb 28, 2007

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR SMALL CAP FUND
FBR SMALL CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Small Cap Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR SMALL CAP FUND Investor Class C000043551
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR SMALL CAP FUND Investor Class C000043551
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		1.18%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)	[1]	2.34%
Fee Waiver or Reimbursement	[2]	(0.88%)
Net Expenses (as a percentage of Assets)	[2]	1.46%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.45% of the Fund's, average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR SMALL CAP FUND Investor Class C000043551	149	462	995	2,458

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies. The Fund's policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers small-cap companies to have market capitalizations of less than  $3 billion, measured at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended September 30, 2009	18.19%
Worst Quarter	Quarter ended December 31, 2008	(18.59)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR SMALL CAP FUND	Label	1 Year	Since Inception	Inception Date
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	1.09%	Feb 28, 2007
Investor Class C000043551	Return Before Taxes	22.49%	6.80%	Feb 28, 2007
Investor Class C000043551 After Taxes on Distributions	Return After Taxes on Distributions	22.43%	6.47%	Feb 28, 2007
Investor Class C000043551 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.71%	5.66%	Feb 28, 2007

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR FOCUS FUND
FBR FOCUS FUND
INVESTMENT OBJECTIVE
The investment objective of the Focus Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR FOCUS FUND Investor Class C000025320
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR FOCUS FUND Investor Class C000025320
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.36%
Acquired Fund Fees and Expenses	[1]	0.01%
Net Expenses (as a percentage of Assets)	[2]	1.52%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR FOCUS FUND Investor Class C000025320	155	480	829	1,813

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets. Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser implements the Fund's strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders' equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates. Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company's intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. During rising markets, holding larger than usual cash reserves may be detrimental to the Fund's performance. During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended June 30, 2001	30.94%
Worst Quarter	Quarter ended December 31, 2008	(16.38)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR FOCUS FUND	Label	1 Year	5 Years	10 Years
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%
Investor Class C000025320	Return Before Taxes	24.55%	7.86%	14.50%
Investor Class C000025320 After Taxes on Distributions	Return After Taxes on Distributions	23.91%	7.21%	14.06%
Investor Class C000025320 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.78%	6.63%	12.99%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR LARGE CAP FINANCIAL FUND
FBR LARGE CAP FINANCIAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Large Cap Financial Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR LARGE CAP FINANCIAL FUND Investor Class C000025319
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR LARGE CAP FINANCIAL FUND Investor Class C000025319
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.63%
Acquired Fund Fees and Expenses	[1]	0.01%
Net Expenses (as a percentage of Assets)	[2]	1.79%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR LARGE CAP FINANCIAL FUND Investor Class C000025319	182	563	970	2,105

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization ("large-cap") companies "principally engaged" in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund's policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a large-cap company to be one that has a market capitalization of  $3 billion or more, measured at the time of purchase.  An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration. The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended September 30, 2009	27.66%
Worst Quarter	Quarter ended June 30, 2008	(16.04)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR LARGE CAP FINANCIAL FUND	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Investor Class C000025319	Return Before Taxes	7.42%	0.39%	3.55%
Investor Class C000025319 After Taxes on Distributions	Return After Taxes on Distributions	7.42%	(0.65%)	2.38%
Investor Class C000025319 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.82%	0.30%	2.90%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR SMALL CAP FINANCIAL FUND
FBR SMALL CAP FINANCIAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Small Cap Financial Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR SMALL CAP FINANCIAL FUND Investor Class C000025317
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR SMALL CAP FINANCIAL FUND Investor Class C000025317
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.36%
Acquired Fund Fees and Expenses	[1]	0.02%
Net Expenses (as a percentage of Assets)	[2]	1.53%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR SMALL CAP FINANCIAL FUND Investor Class C000025317	156	483	834	1,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies "principally engaged" in the business of providing financial services to consumers and industry. The Fund's policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a small-cap company to be one that has a market capitalization of less than  $3 billion, measured at the time of purchase. An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts ("REITs"). The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies. Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Real Estate-Related Risk. Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries. Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended September 30, 2009	22.57%
Worst Quarter	Quarter ended June 30, 2008	(10.39)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR SMALL CAP FINANCIAL FUND	Label	1 Year	5 Years	10 Years
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%
Investor Class C000025317	Return Before Taxes	17.50%	2.31%	10.26%
Investor Class C000025317 After Taxes on Distributions	Return After Taxes on Distributions	17.33%	0.84%	8.82%
Investor Class C000025317 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.59%	1.75%	8.84%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR TECHNOLOGY FUND
FBR TECHNOLOGY FUND
INVESTMENT OBJECTIVE
The investment objective of the Technology Fund (the "Fund") is long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR TECHNOLOGY FUND Investor Class C000025321
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR TECHNOLOGY FUND Investor Class C000025321
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		1.35%
Acquired Fund Fees and Expenses	[1]	0.02%
Expenses (as a percentage of Assets)		2.52%
Fee Waiver or Reimbursement	[2]	(0.55%)
Net Expenses (as a percentage of Assets)	[2]	1.97%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR TECHNOLOGY FUND Investor Class C000025321	199	615	1,178	2,713

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 353% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The Fund's policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders. The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology. Potential investments would include, but not be limited to, the following industries: computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies. While the Fund's investments will primarily be in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings ("IPOs").

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund's shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the NASDAQ Composite Index. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended June 30, 2003	26.38%
Worst Quarter	Quarter ended December 31, 2008	(22.74)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR TECHNOLOGY FUND	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.29%	Feb 1, 2002
NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	3.75%	Feb 1, 2002
Investor Class C000025321	Return Before Taxes	12.73%	3.57%	5.67%	Feb 1, 2002
Investor Class C000025321 After Taxes on Distributions	Return After Taxes on Distributions	12.73%	2.81%	4.64%	Feb 1, 2002
Investor Class C000025321 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.28%	2.70%	4.44%	Feb 1, 2002

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR GAS UTILITY INDEX FUND
FBR GAS UTILITY INDEX FUND
INVESTMENT OBJECTIVE.
The investment objective of the Gas Utility Index Fund (the "Fund") is income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR GAS UTILITY INDEX FUND Investor Class C000025323
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR GAS UTILITY INDEX FUND Investor Class C000025323
Management Fees (as a percentage of Assets)		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.37%
Expenses (as a percentage of Assets)		0.77%
Fee Waiver or Reimbursement	[1]	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.76%
[1]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 0.85% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR GAS UTILITY INDEX FUND Investor Class C000025323	79	246	428	954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index ("Index"), an index maintained by the American Gas Association ("AGA"), a national trade association of natural gas companies. The Index consists of approximately 62 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock). While the Fund's investments will primarily be in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. No attempt is made to manage the Fund's portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund's portfolio unless the company is removed from the Index. The percentage of the Fund's assets to be invested in each company's stock contained within the Index is approximately the same as the percentage the stock represents in the Index. Each stock's proportion of the Index is based on that stock's market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock. Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue. To avoid deviation in the Fund's performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index. Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index. One-hundred percent correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the Index. If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the Fund's performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather. The gas industry is also sensitive to increased interest rates because of the industry's capital intensive nature. In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Index Tracking. While the Fund seeks to track the performance of the Index as closely as possible, the Fund's return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index. In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the AGA Stock Index. The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the American Gas Association.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended June 30, 2003	18.55%
Worst Quarter	Quarter ended September 30, 2002	(21.06)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR GAS UTILITY INDEX FUND	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
AGA Stock Index	AGA Stock Index (reflects no deduction for fees, expenses or taxes)	12.37%	6.65%	3.84%
Investor Class C000025323	Return Before Taxes	12.40%	6.67%	4.44%
Investor Class C000025323 After Taxes on Distributions	Return After Taxes on Distributions	11.56%	5.74%	3.26%
Investor Class C000025323 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.05%	5.64%	3.35%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR BALANCED FUND
FBR BALANCED FUND
INVESTMENT OBJECTIVE
The investment objective of the Balanced Fund is to seek long-term capital growth and current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR BALANCED FUND Investor Class C000085607
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR BALANCED FUND Investor Class C000085607
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.55%
Acquired Fund Fees and Expenses	[1]	0.03%
Expenses (as a percentage of Assets)		1.63%
Fee Waiver or Reimbursement	[2]	(0.27%)
Net Expenses (as a percentage of Assets)	[2]	1.36%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested) and certain voluntary fee waivers made by FBR Fund Advisers, Inc. (the "Adviser").
[2]	The Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.08% of the Fund's average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR BALANCED FUND Investor Class C000085607	138	431	806	1,860

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period April 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The approach of both sub-advisers of the Fund places a focus on seeking downside protection. The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.'s (the "Adviser") view of economic conditions and underlying security values. The Fund may invest in Initial Public Offerings ("IPOs"). Under normal circumstances, the Adviser will allocate approximately 40% of the Fund's assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund's assets to a sub-adviser to be invested in equity securities. Many of the Fund's common stock investments are expected to pay dividends.

The London Company ("London Co.") manages the equity portion of the Fund's portfolio and Financial Counselors, Inc. ("FCI") manages the fixed income portion of the Fund's portfolio. London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth. In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments. The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments. Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund (the "Predecessor Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the Predecessor Fund was reorganized as the FBR Balanced Fund. Performance figures shown below represent the Advisor Class shares of the Predecessor Fund for periods after September 24, 2001, and Class I shares of the Predecessor Fund for periods prior to that date. The returns for the Class I shares will differ from the returns for the Advisor Class shares because of differences in expenses of each share class.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter Ended June 30, 2003	13.36%
Worst Quarter	Quarter Ended December 31, 2008	(13.66)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR BALANCED FUND	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Investor Class C000085607	Return Before Taxes	11.34%	5.62%	5.68%
Investor Class C000085607 After Taxes on Distributions	Return After Taxes on Distributions	10.50%	4.01%	4.96%
Investor Class C000085607 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.75%	4.20%	4.80%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR CORE BOND FUND
FBR CORE BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the Core Bond Fund is to seek current income with capital growth as a secondary objective.
FEES AND EXPENSES
This table describes the fees and estimated expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus FBR CORE BOND FUND Investor Class C000085609
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Prospectus FBR CORE BOND FUND Investor Class C000085609
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		1.05%
Acquired Fund Fees and Expenses	[1]	0.08%
Expenses (as a percentage of Assets)		2.18%
Fee Waiver or Reimbursement	[2]	(0.80%)
Net Expenses (as a percentage of Assets)	[2]	1.38%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.05% of the Fund's average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class Prospectus FBR CORE BOND FUND Investor Class C000085609	140	437	936	2,311

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period April 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The Fund may invest in Initial Public Offerings ("IPOs").

Financial Counselors, Inc. ("FCI") will use its core fixed income philosophy to manage the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Debt Investments. The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments. Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the "Predecessor Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the Predecessor Fund was reorganized as the FBR Core Bond Fund. Performance figures shown below represent the Advisor Class shares of the Predecessor Fund for periods after September 24, 2001, and Class I shares of the Predecessor Fund for periods prior to that date. The returns for the Class I shares will differ from the returns for the Advisor Class shares because of differences in expenses of each share class.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter Ended June 30, 2003	8.53%
Worst Quarter	Quarter Ended March 31, 2005	(2.84)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Investor Class Prospectus FBR CORE BOND FUND	Label	1 Year	5 Years	10 Years
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
Investor Class C000085609	Return Before Taxes	7.06%	6.16%	7.03%
Investor Class C000085609 After Taxes on Distributions	Return After Taxes on Distributions	5.38%	4.31%	6.28%
Investor Class C000085609 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.94%	4.32%	6.17%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR LARGE CAP FUND
FBR LARGE CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Large Cap Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	I Class Prospectus FBR LARGE CAP FUND I Class C000064362
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		I Class Prospectus FBR LARGE CAP FUND I Class C000064362
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.59%
Acquired Fund Fees and Expenses	[1]	0.01%
Expenses (as a percentage of Assets)		1.50%
Fee Waiver or Reimbursement	[2]	(0.49%)
Net Expenses (as a percentage of Assets)	[2]	1.01%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I Class Prospectus FBR LARGE CAP FUND I Class C000064362	103	322	671	1,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies. The Fund's policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers large-cap companies to have market capitalizations of  $3 billion or more, measured at the time of purchase. The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as American Depositary Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart

Best Quarter	Quarter ended June 30, 2009	17.69%
Worst Quarter	Quarter ended December 31, 2008	(19.30)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns I Class Prospectus FBR LARGE CAP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2.59%	Nov 15, 2005
I Class C000064362	Return Before Taxes	11.30%	5.90%	6.19%	Nov 15, 2005
I Class C000064362 After Taxes on Distributions	Return After Taxes on Distributions	11.22%	4.79%	5.10%	Nov 15, 2005
I Class C000064362 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.46%	4.46%	4.72%	Nov 15, 2005

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR MID CAP FUND
FBR MID CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Mid Cap Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	I Class Prospectus FBR MID CAP FUND I Class C000064364
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		I Class Prospectus FBR MID CAP FUND I Class C000064364
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		1.13%
Acquired Fund Fees and Expenses	[1]	0.01%
Expenses (as a percentage of Assets)		2.04%
Fee Waiver or Reimbursement	[2]	(0.93%)
Net Expenses (as a percentage of Assets)	[2]	1.11%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.10% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I Class Prospectus FBR MID CAP FUND I Class C000064364	113	355	824	2,129

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies. The Fund's policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers mid-cap companies to have market capitalizations of greater than  $2 billion and less than  $15 billion at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap Investments. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning mid-cap companies than for larger, more established companies. Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of mid-cap companies may be more volatile. Additionally, because mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell Midcap Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended September 30, 2009	15.42%
Worst Quarter	Quarter ended December 31, 2008	(18.95)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns I Class Prospectus FBR MID CAP FUND	Label	1 Year	Since Inception	Inception Date
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	25.48%	1.34%	Feb 28, 2007
I Class C000064364	Return Before Taxes	20.03%	6.57%	Feb 28, 2007
I Class C000064364 After Taxes on Distributions	Return After Taxes on Distributions	19.98%	6.22%	Feb 28, 2007
I Class C000064364 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.09%	5.44%	Feb 28, 2007

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR SMALL CAP FUND
FBR SMALL CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Small Cap Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	I Class Prospectus FBR SMALL CAP FUND I Class C000064366
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		I Class Prospectus FBR SMALL CAP FUND I Class C000064366
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		2.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Expenses (as a percentage of Assets)		2.95%
Fee Waiver or Reimbursement	[2]	(1.75%)
Net Expenses (as a percentage of Assets)	[2]	1.20%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.20% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I Class Prospectus FBR SMALL CAP FUND I Class C000064366	123	384	1,057	2,865

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies. The Fund's policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers small-cap companies to have market capitalizations of less than  $3 billion, measured at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies. Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended September 30, 2009	18.18%
Worst Quarter	Quarter ended December 31, 2008	(18.60)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns I Class Prospectus FBR SMALL CAP FUND	Label	1 Year	Since Inception	Inception Date
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	1.09%	Feb 28, 2007
I Class C000064366	Return Before Taxes	22.79%	6.90%	Feb 28, 2007
I Class C000064366 After Taxes on Distributions	Return After Taxes on Distributions	22.71%	6.52%	Feb 28, 2007
I Class C000064366 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.92%	5.72%	Feb 28, 2007

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR FOCUS FUND
FBR FOCUS FUND
INVESTMENT OBJECTIVE
The investment objective of the Focus Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	I Class Prospectus FBR FOCUS FUND I Class C000064355
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		I Class Prospectus FBR FOCUS FUND I Class C000064355
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.36%
Acquired Fund Fees and Expenses	[1]	0.01%
Net Expenses (as a percentage of Assets)	[2]	1.27%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I Class Prospectus FBR FOCUS FUND I Class C000064355	129	403	697	1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets. Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser implements the Fund's strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders' equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates. Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company's intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. During rising markets, holding larger than usual cash reserves may be detrimental to the Fund's performance. During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended June 30, 2001	30.94%
Worst Quarter	Quarter ended December 31, 2008	(16.43)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns I Class Prospectus FBR FOCUS FUND	Label	1 Year	5 Years	10 Years
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%
I Class C000064355	Return Before Taxes	24.79%	8.06%	14.60%
I Class C000064355 After Taxes on Distributions	Return After Taxes on Distributions	24.16%	5.30%	13.04%
I Class C000064355 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.94%	6.05%	12.67%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR SMALL CAP FINANCIAL FUND
FBR SMALL CAP FINANCIAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Small Cap Financial Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	I Class Prospectus FBR SMALL CAP FINANCIAL FUND I Class C000064351
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		I Class Prospectus FBR SMALL CAP FINANCIAL FUND I Class C000064351
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.33%
Acquired Fund Fees and Expenses	[1]	0.02%
Net Expenses (as a percentage of Assets)	[2]	1.25%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by both the Adviser and the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I Class Prospectus FBR SMALL CAP FINANCIAL FUND I Class C000064351	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies "principally engaged" in the business of providing financial services to consumers and industry. The Fund's policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a small-cap company to be one that has a market capitalization of less than  $3 billion, measured at the time of purchase. An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts ("REITs"). The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies. Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Real Estate-Related Risk. Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries. Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended September 30, 2009	22.43%
Worst Quarter	Quarter ended June 30, 2008	(10.33)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns I Class Prospectus FBR SMALL CAP FINANCIAL FUND	Label	1 Year	5 Years	10 Years
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%
I Class C000064351	Return Before Taxes	17.75%	2.45%	10.33%
I Class C000064351 After Taxes on Distributions	Return After Taxes on Distributions	17.40%	0.89%	8.85%
I Class C000064351 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.99%	1.84%	8.89%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR TECHNOLOGY FUND
FBR TECHNOLOGY FUND
INVESTMENT OBJECTIVE
The investment objective of the Technology Fund (the "Fund") is long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	I Class Prospectus FBR TECHNOLOGY FUND I Class C000064357
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		I Class Prospectus FBR TECHNOLOGY FUND I Class C000064357
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		1.44%
Acquired Fund Fees and Expenses	[1]	0.02%
Expenses (as a percentage of Assets)		2.36%
Fee Waiver or Reimbursement	[2]	(0.64%)
Net Expenses (as a percentage of Assets)	[2]	1.72%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I Class Prospectus FBR TECHNOLOGY FUND I Class C000064357	175	542	1,076	2,538

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 353% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The Fund's policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders. The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology. Potential investments would include, but not be limited to, the following industries: computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies. While the Fund's investments will primarily be in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings ("IPOs").

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund's shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the NASDAQ Composite Index. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks. Both the chart and the table represent the performance of the I Class shares of the Fund after March 12, 2010 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter ended June 30, 2003	26.38%
Worst Quarter	Quarter ended December 31, 2008	(22.74)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns I Class Prospectus FBR TECHNOLOGY FUND	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.29%	Feb 1, 2002
NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	3.75%	Feb 1, 2002
I Class C000064357	Return Before Taxes	12.93%	3.60%	5.69%	Feb 1, 2002
I Class C000064357 After Taxes on Distributions	Return After Taxes on Distributions	12.93%	2.85%	4.66%	Feb 1, 2002
I Class C000064357 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.40%	2.73%	4.46%	Feb 1, 2002

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR BALANCED FUND
FBR BALANCED FUND
INVESTMENT OBJECTIVE
The investment objective of the Balanced Fund is to seek long-term capital growth and current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	I Class Prospectus FBR BALANCED FUND I Class C000085608
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		I Class Prospectus FBR BALANCED FUND I Class C000085608
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.40%
Acquired Fund Fees and Expenses	[1]	0.03%
Expenses (as a percentage of Assets)		1.23%
Fee Waiver or Reimbursement	[2]	(0.12%)
Net Expenses (as a percentage of Assets)	[2]	1.11%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested) and certain voluntary fee waivers made by FBR Fund Advisers, Inc. (the "Adviser").
[2]	The Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.08% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Investor Shares of the Fund. The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund's predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I Class Prospectus FBR BALANCED FUND I Class C000085608	113	353	639	1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period April 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The approach of both sub-advisers of the Fund places a focus on seeking downside protection. The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.'s (the "Adviser") view of economic conditions and underlying security values. The Fund may invest in Initial Public Offerings ("IPOs"). Under normal circumstances, the Adviser will allocate approximately 40% of the Fund's assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund's assets to a sub-adviser to be invested in equity securities. Many of the Fund's common stock investments are expected to pay dividends.

The London Company ("London Co.") manages the equity portion of the Fund's portfolio and Financial Counselors, Inc. ("FCI") manages the fixed income portion of the Fund's portfolio. London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth. In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments. The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments. Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund (the "Predecessor Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the Predecessor Fund was reorganized as the FBR Balanced Fund. Performance figures shown below represent the I Class shares of the Predecessor Fund for periods prior to March 12, 2010.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter Ended June 30, 2003	13.50%
Worst Quarter	Quarter Ended December 31, 2008	(13.59)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns I Class Prospectus FBR BALANCED FUND	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
I Class C000085608	Return Before Taxes	11.53%	5.87%	5.86%
I Class C000085608 After Taxes on Distributions	Return After Taxes on Distributions	10.57%	4.11%	4.32%
I Class C000085608 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.92%	4.33%	4.29%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR CORE BOND FUND
FBR CORE BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the Core Bond Fund is to seek current income with capital growth as a secondary objective.
FEES AND EXPENSES
This table describes the fees and estimated expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	I Class Prospectus FBR CORE BOND FUND I Class C000085610
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		I Class Prospectus FBR CORE BOND FUND I Class C000085610
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.67%
Acquired Fund Fees and Expenses	[1]	0.08%
Expenses (as a percentage of Assets)		1.55%
Fee Waiver or Reimbursement	[2]	(0.42%)
Net Expenses (as a percentage of Assets)	[2]	1.13%
[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.05% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Investor Shares of the Fund. The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund's predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I Class Prospectus FBR CORE BOND FUND I Class C000085610	115	359	719	1,732

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the April 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The Fund may invest in Initial Public Offerings ("IPOs").

Financial Counselors, Inc. ("FCI") will use its core fixed income philosophy to manage the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

Risks Related to Principal Investment Strategies

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments. The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments. Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the "Predecessor Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the Predecessor Fund was reorganized as the FBR Core Bond Fund. Performance figures shown below represent the I Class shares of the Predecessor Fund for periods prior to March 12, 2010.

Annual Total Return Chart For the Periods Ended December 31,

Best Quarter	Quarter Ended June 30, 2003	8.51%
Worst Quarter	Quarter Ended March 31, 2005	(2.75)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns I Class Prospectus FBR CORE BOND FUND	Label	1 Year	5 Years	10 Years
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
I Class C000085610	Return Before Taxes	7.34%	6.45%	7.09%
I Class C000085610 After Taxes on Distributions	Return After Taxes on Distributions	5.42%	4.40%	4.78%
I Class C000085610 After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.15%	4.46%	4.76%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Entity Registrant Name	dei_EntityRegistrantName	FBR FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001277946
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Investor Class Prospectus | FBR LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Large Cap Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies. The Fund's policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers large-cap companies to have market capitalizations of  $3 billion or more, measured at the time of purchase. The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as American Depositary Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies. The Fund's policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers large-cap companies to have market capitalizations of  $3 billion or more, measured at the time of purchase. The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended June 30, 2009	17.62%
Worst Quarter	Quarter ended December 31, 2008	(19.38)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR LARGE CAP FUND | Investor Class C000025324
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%	[2]
1 YEAR	rr_ExpenseExampleYear01	128
3 YEARS	rr_ExpenseExampleYear03	400
5 YEARS	rr_ExpenseExampleYear05	826
10 YEARS	rr_ExpenseExampleYear10	2,015
Annual Return 2006	rr_AnnualReturn2006	18.89%
Annual Return 2007	rr_AnnualReturn2007	10.10%
Annual Return 2008	rr_AnnualReturn2008	(31.86%)
Annual Return 2009	rr_AnnualReturn2009	33.92%
Annual Return 2010	rr_AnnualReturn2010	10.95%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.95%
5 Years	rr_AverageAnnualReturnYear05	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Investor Class Prospectus | FBR LARGE CAP FUND | Investor Class C000025324 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.90%
5 Years	rr_AverageAnnualReturnYear05	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Investor Class Prospectus | FBR LARGE CAP FUND | Investor Class C000025324 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Investor Class Prospectus | FBR LARGE CAP FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Investor Class Prospectus | FBR MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Mid Cap Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	215.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies. The Fund's policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers mid-cap companies to have market capitalizations of greater than  $2 billion and less than  $15 billion at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies. The Fund's policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers mid-cap companies to have market capitalizations of greater than  $2 billion and less than  $15 billion at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap Investments. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning mid-cap companies than for larger, more established companies. Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of mid-cap companies may be more volatile. Additionally, because mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell Midcap Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell Midcap Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended September 30, 2009	15.21%
Worst Quarter	Quarter ended December 31, 2008	(18.91)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR MID CAP FUND | Investor Class C000043550
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%	[3]
1 YEAR	rr_ExpenseExampleYear01	138
3 YEARS	rr_ExpenseExampleYear03	431
5 YEARS	rr_ExpenseExampleYear05	1,012
10 YEARS	rr_ExpenseExampleYear10	2,596
Annual Return 2008	rr_AnnualReturn2008	(26.31%)
Annual Return 2009	rr_AnnualReturn2009	32.54%
Annual Return 2010	rr_AnnualReturn2010	19.85%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Investor Class Prospectus | FBR MID CAP FUND | Investor Class C000043550 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Investor Class Prospectus | FBR MID CAP FUND | Investor Class C000043550 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Investor Class Prospectus | FBR MID CAP FUND | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Investor Class Prospectus | FBR SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Small Cap Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	284.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies. The Fund's policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers small-cap companies to have market capitalizations of less than  $3 billion, measured at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies. The Fund's policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers small-cap companies to have market capitalizations of less than  $3 billion, measured at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended September 30, 2009	18.19%
Worst Quarter	Quarter ended December 31, 2008	(18.59)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR SMALL CAP FUND | Investor Class C000043551
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.34%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%	[4]
1 YEAR	rr_ExpenseExampleYear01	149
3 YEARS	rr_ExpenseExampleYear03	462
5 YEARS	rr_ExpenseExampleYear05	995
10 YEARS	rr_ExpenseExampleYear10	2,458
Annual Return 2008	rr_AnnualReturn2008	(27.29%)
Annual Return 2009	rr_AnnualReturn2009	29.22%
Annual Return 2010	rr_AnnualReturn2010	22.49%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Investor Class Prospectus | FBR SMALL CAP FUND | Investor Class C000043551 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Investor Class Prospectus | FBR SMALL CAP FUND | Investor Class C000043551 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Investor Class Prospectus | FBR SMALL CAP FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Investor Class Prospectus | FBR FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR FOCUS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Focus Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets. Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser implements the Fund's strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders' equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates. Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company's intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. During rising markets, holding larger than usual cash reserves may be detrimental to the Fund's performance. During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets. Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended June 30, 2001	30.94%
Worst Quarter	Quarter ended December 31, 2008	(16.38)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR FOCUS FUND | Investor Class C000025320
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.52%	[5]
1 YEAR	rr_ExpenseExampleYear01	155
3 YEARS	rr_ExpenseExampleYear03	480
5 YEARS	rr_ExpenseExampleYear05	829
10 YEARS	rr_ExpenseExampleYear10	1,813
Annual Return 2001	rr_AnnualReturn2001	32.63%
Annual Return 2002	rr_AnnualReturn2002	2.63%
Annual Return 2003	rr_AnnualReturn2003	45.77%
Annual Return 2004	rr_AnnualReturn2004	30.65%
Annual Return 2005	rr_AnnualReturn2005	2.32%
Annual Return 2006	rr_AnnualReturn2006	28.49%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(33.85%)
Annual Return 2009	rr_AnnualReturn2009	34.80%
Annual Return 2010	rr_AnnualReturn2010	24.55%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.55%
5 Years	rr_AverageAnnualReturnYear05	7.86%
10 Years	rr_AverageAnnualReturnYear10	14.50%
Investor Class Prospectus | FBR FOCUS FUND | Investor Class C000025320 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.91%
5 Years	rr_AverageAnnualReturnYear05	7.21%
10 Years	rr_AverageAnnualReturnYear10	14.06%
Investor Class Prospectus | FBR FOCUS FUND | Investor Class C000025320 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.78%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	12.99%
Investor Class Prospectus | FBR FOCUS FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Investor Class Prospectus | FBR LARGE CAP FINANCIAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR LARGE CAP FINANCIAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Large Cap Financial Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization ("large-cap") companies "principally engaged" in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund's policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a large-cap company to be one that has a market capitalization of  $3 billion or more, measured at the time of purchase.  An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization ("large-cap") companies "principally engaged" in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund's policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a large-cap company to be one that has a market capitalization of  $3 billion or more, measured at the time of purchase.  An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration. The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended September 30, 2009	27.66%
Worst Quarter	Quarter ended June 30, 2008	(16.04)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR LARGE CAP FINANCIAL FUND | Investor Class C000025319
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%	[5]
1 YEAR	rr_ExpenseExampleYear01	182
3 YEARS	rr_ExpenseExampleYear03	563
5 YEARS	rr_ExpenseExampleYear05	970
10 YEARS	rr_ExpenseExampleYear10	2,105
Annual Return 2001	rr_AnnualReturn2001	(1.72%)
Annual Return 2002	rr_AnnualReturn2002	(4.06%)
Annual Return 2003	rr_AnnualReturn2003	32.52%
Annual Return 2004	rr_AnnualReturn2004	11.73%
Annual Return 2005	rr_AnnualReturn2005	(0.45%)
Annual Return 2006	rr_AnnualReturn2006	14.15%
Annual Return 2007	rr_AnnualReturn2007	(11.95%)
Annual Return 2008	rr_AnnualReturn2008	(29.11%)
Annual Return 2009	rr_AnnualReturn2009	33.23%
Annual Return 2010	rr_AnnualReturn2010	7.42%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.42%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Investor Class Prospectus | FBR LARGE CAP FINANCIAL FUND | Investor Class C000025319 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.42%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
10 Years	rr_AverageAnnualReturnYear10	2.38%
Investor Class Prospectus | FBR LARGE CAP FINANCIAL FUND | Investor Class C000025319 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Investor Class Prospectus | FBR LARGE CAP FINANCIAL FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Investor Class Prospectus | FBR SMALL CAP FINANCIAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR SMALL CAP FINANCIAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Small Cap Financial Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies "principally engaged" in the business of providing financial services to consumers and industry. The Fund's policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a small-cap company to be one that has a market capitalization of less than  $3 billion, measured at the time of purchase. An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts ("REITs"). The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies "principally engaged" in the business of providing financial services to consumers and industry. The Fund's policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a small-cap company to be one that has a market capitalization of less than  $3 billion, measured at the time of purchase. An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies. Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Real Estate-Related Risk. Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries. Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended September 30, 2009	22.57%
Worst Quarter	Quarter ended June 30, 2008	(10.39)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR SMALL CAP FINANCIAL FUND | Investor Class C000025317
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%	[5]
1 YEAR	rr_ExpenseExampleYear01	156
3 YEARS	rr_ExpenseExampleYear03	483
5 YEARS	rr_ExpenseExampleYear05	834
10 YEARS	rr_ExpenseExampleYear10	1,824
Annual Return 2001	rr_AnnualReturn2001	23.85%
Annual Return 2002	rr_AnnualReturn2002	18.68%
Annual Return 2003	rr_AnnualReturn2003	41.05%
Annual Return 2004	rr_AnnualReturn2004	16.04%
Annual Return 2005	rr_AnnualReturn2005	(1.55%)
Annual Return 2006	rr_AnnualReturn2006	11.80%
Annual Return 2007	rr_AnnualReturn2007	(22.18%)
Annual Return 2008	rr_AnnualReturn2008	(8.73%)
Annual Return 2009	rr_AnnualReturn2009	20.13%
Annual Return 2010	rr_AnnualReturn2010	17.50%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.50%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	10.26%
Investor Class Prospectus | FBR SMALL CAP FINANCIAL FUND | Investor Class C000025317 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	8.82%
Investor Class Prospectus | FBR SMALL CAP FINANCIAL FUND | Investor Class C000025317 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	8.84%
Investor Class Prospectus | FBR SMALL CAP FINANCIAL FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Investor Class Prospectus | FBR TECHNOLOGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Technology Fund (the "Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 353% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	353.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The Fund's policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders. The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology. Potential investments would include, but not be limited to, the following industries: computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies. While the Fund's investments will primarily be in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings ("IPOs").

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The Fund's policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders. The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology. Potential investments would include, but not be limited to, the following industries: computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies. While the Fund's investments will primarily be in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund's shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the NASDAQ Composite Index. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the NASDAQ Composite Index. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended June 30, 2003	26.38%
Worst Quarter	Quarter ended December 31, 2008	(22.74)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR TECHNOLOGY FUND | Investor Class C000025321
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.97%	[5]
1 YEAR	rr_ExpenseExampleYear01	199
3 YEARS	rr_ExpenseExampleYear03	615
5 YEARS	rr_ExpenseExampleYear05	1,178
10 YEARS	rr_ExpenseExampleYear10	2,713
Annual Return 2003	rr_AnnualReturn2003	52.86%
Annual Return 2004	rr_AnnualReturn2004	6.75%
Annual Return 2005	rr_AnnualReturn2005	11.80%
Annual Return 2006	rr_AnnualReturn2006	9.25%
Annual Return 2007	rr_AnnualReturn2007	9.36%
Annual Return 2008	rr_AnnualReturn2008	(42.89%)
Annual Return 2009	rr_AnnualReturn2009	54.93%
Annual Return 2010	rr_AnnualReturn2010	12.73%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
Investor Class Prospectus | FBR TECHNOLOGY FUND | Investor Class C000025321 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
Investor Class Prospectus | FBR TECHNOLOGY FUND | Investor Class C000025321 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
Investor Class Prospectus | FBR TECHNOLOGY FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
Investor Class Prospectus | FBR TECHNOLOGY FUND | NASDAQ Composite Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.91%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
Investor Class Prospectus | FBR GAS UTILITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR GAS UTILITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Gas Utility Index Fund (the "Fund") is income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index ("Index"), an index maintained by the American Gas Association ("AGA"), a national trade association of natural gas companies. The Index consists of approximately 62 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock). While the Fund's investments will primarily be in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. No attempt is made to manage the Fund's portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund's portfolio unless the company is removed from the Index. The percentage of the Fund's assets to be invested in each company's stock contained within the Index is approximately the same as the percentage the stock represents in the Index. Each stock's proportion of the Index is based on that stock's market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock. Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue. To avoid deviation in the Fund's performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index. Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index. One-hundred percent correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the Index. If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.
Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the Fund's performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather. The gas industry is also sensitive to increased interest rates because of the industry's capital intensive nature. In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Index Tracking. While the Fund seeks to track the performance of the Index as closely as possible, the Fund's return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index. In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the AGA Stock Index. The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the American Gas Association.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the AGA Stock Index. The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the American Gas Association.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended June 30, 2003	18.55%
Worst Quarter	Quarter ended September 30, 2002	(21.06)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR GAS UTILITY INDEX FUND | Investor Class C000025323
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%	[6]
1 YEAR	rr_ExpenseExampleYear01	79
3 YEARS	rr_ExpenseExampleYear03	246
5 YEARS	rr_ExpenseExampleYear05	428
10 YEARS	rr_ExpenseExampleYear10	954
Annual Return 2001	rr_AnnualReturn2001	(14.78%)
Annual Return 2002	rr_AnnualReturn2002	(23.93%)
Annual Return 2003	rr_AnnualReturn2003	23.49%
Annual Return 2004	rr_AnnualReturn2004	23.03%
Annual Return 2005	rr_AnnualReturn2005	13.53%
Annual Return 2006	rr_AnnualReturn2006	21.27%
Annual Return 2007	rr_AnnualReturn2007	14.03%
Annual Return 2008	rr_AnnualReturn2008	(28.30%)
Annual Return 2009	rr_AnnualReturn2009	23.92%
Annual Return 2010	rr_AnnualReturn2010	12.40%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.40%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Investor Class Prospectus | FBR GAS UTILITY INDEX FUND | Investor Class C000025323 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.56%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Investor Class Prospectus | FBR GAS UTILITY INDEX FUND | Investor Class C000025323 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.05%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Investor Class Prospectus | FBR GAS UTILITY INDEX FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Investor Class Prospectus | FBR GAS UTILITY INDEX FUND | AGA Stock Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	AGA Stock Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.37%
5 Years	rr_AverageAnnualReturnYear05	6.65%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Investor Class Prospectus | FBR BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Balanced Fund is to seek long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period April 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The approach of both sub-advisers of the Fund places a focus on seeking downside protection. The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.'s (the "Adviser") view of economic conditions and underlying security values. The Fund may invest in Initial Public Offerings ("IPOs"). Under normal circumstances, the Adviser will allocate approximately 40% of the Fund's assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund's assets to a sub-adviser to be invested in equity securities. Many of the Fund's common stock investments are expected to pay dividends.

The London Company ("London Co.") manages the equity portion of the Fund's portfolio and Financial Counselors, Inc. ("FCI") manages the fixed income portion of the Fund's portfolio. London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth. In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The approach of both sub-advisers of the Fund places a focus on seeking downside protection. The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.'s (the "Adviser") view of economic conditions and underlying security values. The Fund may invest in Initial Public Offerings ("IPOs"). Under normal circumstances, the Adviser will allocate approximately 40% of the Fund's assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund's assets to a sub-adviser to be invested in equity securities. Many of the Fund's common stock investments are expected to pay dividends.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments. The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments. Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund (the "Predecessor Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the Predecessor Fund was reorganized as the FBR Balanced Fund. Performance figures shown below represent the Advisor Class shares of the Predecessor Fund for periods after September 24, 2001, and Class I shares of the Predecessor Fund for periods prior to that date. The returns for the Class I shares will differ from the returns for the Advisor Class shares because of differences in expenses of each share class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter Ended June 30, 2003	13.36%
Worst Quarter	Quarter Ended December 31, 2008	(13.66)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR BALANCED FUND | Investor Class C000085607
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%	[8]
1 YEAR	rr_ExpenseExampleYear01	138
3 YEARS	rr_ExpenseExampleYear03	431
5 YEARS	rr_ExpenseExampleYear05	806
10 YEARS	rr_ExpenseExampleYear10	1,860
Annual Return 2001	rr_AnnualReturn2001	2.46%
Annual Return 2002	rr_AnnualReturn2002	(14.63%)
Annual Return 2003	rr_AnnualReturn2003	26.08%
Annual Return 2004	rr_AnnualReturn2004	13.77%
Annual Return 2005	rr_AnnualReturn2005	5.38%
Annual Return 2006	rr_AnnualReturn2006	15.62%
Annual Return 2007	rr_AnnualReturn2007	8.98%
Annual Return 2008	rr_AnnualReturn2008	(20.91%)
Annual Return 2009	rr_AnnualReturn2009	18.43%
Annual Return 2010	rr_AnnualReturn2010	11.34%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.34%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	5.68%
Investor Class Prospectus | FBR BALANCED FUND | Investor Class C000085607 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Investor Class Prospectus | FBR BALANCED FUND | Investor Class C000085607 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Investor Class Prospectus | FBR BALANCED FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Investor Class Prospectus | FBR CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Core Bond Fund is to seek current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital growth as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and estimated expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period April 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The Fund may invest in Initial Public Offerings ("IPOs").

Financial Counselors, Inc. ("FCI") will use its core fixed income philosophy to manage the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The Fund may invest in Initial Public Offerings ("IPOs").

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Debt Investments. The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments. Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the "Predecessor Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the Predecessor Fund was reorganized as the FBR Core Bond Fund. Performance figures shown below represent the Advisor Class shares of the Predecessor Fund for periods after September 24, 2001, and Class I shares of the Predecessor Fund for periods prior to that date. The returns for the Class I shares will differ from the returns for the Advisor Class shares because of differences in expenses of each share class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter Ended June 30, 2003	8.53%
Worst Quarter	Quarter Ended March 31, 2005	(2.84)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Investor Class Prospectus | FBR CORE BOND FUND | Investor Class C000085609
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%	[9]
1 YEAR	rr_ExpenseExampleYear01	140
3 YEARS	rr_ExpenseExampleYear03	437
5 YEARS	rr_ExpenseExampleYear05	936
10 YEARS	rr_ExpenseExampleYear10	2,311
Annual Return 2001	rr_AnnualReturn2001	9.96%
Annual Return 2002	rr_AnnualReturn2002	2.15%
Annual Return 2003	rr_AnnualReturn2003	19.99%
Annual Return 2004	rr_AnnualReturn2004	8.14%
Annual Return 2005	rr_AnnualReturn2005	(1.31%)
Annual Return 2006	rr_AnnualReturn2006	8.50%
Annual Return 2007	rr_AnnualReturn2007	5.49%
Annual Return 2008	rr_AnnualReturn2008	0.50%
Annual Return 2009	rr_AnnualReturn2009	9.50%
Annual Return 2010	rr_AnnualReturn2010	7.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.06%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Investor Class Prospectus | FBR CORE BOND FUND | Investor Class C000085609 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	6.28%
Investor Class Prospectus | FBR CORE BOND FUND | Investor Class C000085609 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.94%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	6.17%
Investor Class Prospectus | FBR CORE BOND FUND | Barclays Capital Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
I Class Prospectus | FBR LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Large Cap Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies. The Fund's policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers large-cap companies to have market capitalizations of  $3 billion or more, measured at the time of purchase. The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as American Depositary Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies. The Fund's policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers large-cap companies to have market capitalizations of  $3 billion or more, measured at the time of purchase. The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended June 30, 2009	17.69%
Worst Quarter	Quarter ended December 31, 2008	(19.30)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR LARGE CAP FUND | I Class C000064362
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%	[10]
1 YEAR	rr_ExpenseExampleYear01	103
3 YEARS	rr_ExpenseExampleYear03	322
5 YEARS	rr_ExpenseExampleYear05	671
10 YEARS	rr_ExpenseExampleYear10	1,657
Annual Return 2006	rr_AnnualReturn2006	18.89%
Annual Return 2007	rr_AnnualReturn2007	10.10%
Annual Return 2008	rr_AnnualReturn2008	(31.80%)
Annual Return 2009	rr_AnnualReturn2009	34.03%
Annual Return 2010	rr_AnnualReturn2010	11.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
I Class Prospectus | FBR LARGE CAP FUND | I Class C000064362 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
I Class Prospectus | FBR LARGE CAP FUND | I Class C000064362 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
I Class Prospectus | FBR LARGE CAP FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
I Class Prospectus | FBR MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Mid Cap Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	215.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies. The Fund's policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers mid-cap companies to have market capitalizations of greater than  $2 billion and less than  $15 billion at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies. The Fund's policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers mid-cap companies to have market capitalizations of greater than  $2 billion and less than  $15 billion at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap Investments. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning mid-cap companies than for larger, more established companies. Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of mid-cap companies may be more volatile. Additionally, because mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell Midcap Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell Midcap Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended September 30, 2009	15.42%
Worst Quarter	Quarter ended December 31, 2008	(18.95)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR MID CAP FUND | I Class C000064364
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%	[11]
1 YEAR	rr_ExpenseExampleYear01	113
3 YEARS	rr_ExpenseExampleYear03	355
5 YEARS	rr_ExpenseExampleYear05	824
10 YEARS	rr_ExpenseExampleYear10	2,129
Annual Return 2008	rr_AnnualReturn2008	(26.32%)
Annual Return 2009	rr_AnnualReturn2009	32.75%
Annual Return 2010	rr_AnnualReturn2010	20.03%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
I Class Prospectus | FBR MID CAP FUND | I Class C000064364 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
I Class Prospectus | FBR MID CAP FUND | I Class C000064364 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
I Class Prospectus | FBR MID CAP FUND | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
I Class Prospectus | FBR SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Small Cap Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 284% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	284.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies. The Fund's policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers small-cap companies to have market capitalizations of less than  $3 billion, measured at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds. While the Fund's investments are primarily in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies. The Fund's policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders. The Fund considers small-cap companies to have market capitalizations of less than  $3 billion, measured at the time of purchase. The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies. Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended September 30, 2009	18.18%
Worst Quarter	Quarter ended December 31, 2008	(18.60)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.60%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR SMALL CAP FUND | I Class C000064366
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[12]
1 YEAR	rr_ExpenseExampleYear01	123
3 YEARS	rr_ExpenseExampleYear03	384
5 YEARS	rr_ExpenseExampleYear05	1,057
10 YEARS	rr_ExpenseExampleYear10	2,865
Annual Return 2008	rr_AnnualReturn2008	(27.29%)
Annual Return 2009	rr_AnnualReturn2009	29.39%
Annual Return 2010	rr_AnnualReturn2010	22.79%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
I Class Prospectus | FBR SMALL CAP FUND | I Class C000064366 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
I Class Prospectus | FBR SMALL CAP FUND | I Class C000064366 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
I Class Prospectus | FBR SMALL CAP FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
I Class Prospectus | FBR FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR FOCUS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Focus Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets. Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser implements the Fund's strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders' equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates. Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company's intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. During rising markets, holding larger than usual cash reserves may be detrimental to the Fund's performance. During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets. Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended June 30, 2001	30.94%
Worst Quarter	Quarter ended December 31, 2008	(16.43)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.43%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR FOCUS FUND | I Class C000064355
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%	[13]
1 YEAR	rr_ExpenseExampleYear01	129
3 YEARS	rr_ExpenseExampleYear03	403
5 YEARS	rr_ExpenseExampleYear05	697
10 YEARS	rr_ExpenseExampleYear10	1,534
Annual Return 2001	rr_AnnualReturn2001	32.63%
Annual Return 2002	rr_AnnualReturn2002	2.63%
Annual Return 2003	rr_AnnualReturn2003	45.77%
Annual Return 2004	rr_AnnualReturn2004	30.65%
Annual Return 2005	rr_AnnualReturn2005	2.32%
Annual Return 2006	rr_AnnualReturn2006	28.49%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(33.81%)
Annual Return 2009	rr_AnnualReturn2009	35.70%
Annual Return 2010	rr_AnnualReturn2010	24.79%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.79%
5 Years	rr_AverageAnnualReturnYear05	8.06%
10 Years	rr_AverageAnnualReturnYear10	14.60%
I Class Prospectus | FBR FOCUS FUND | I Class C000064355 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.16%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	13.04%
I Class Prospectus | FBR FOCUS FUND | I Class C000064355 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.94%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	12.67%
I Class Prospectus | FBR FOCUS FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
I Class Prospectus | FBR SMALL CAP FINANCIAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR SMALL CAP FINANCIAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Small Cap Financial Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies "principally engaged" in the business of providing financial services to consumers and industry. The Fund's policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a small-cap company to be one that has a market capitalization of less than  $3 billion, measured at the time of purchase. An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts ("REITs"). The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies "principally engaged" in the business of providing financial services to consumers and industry. The Fund's policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies. Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Real Estate-Related Risk. Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries. Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index. Both the chart and the table represent the performance of the I Class shares of the Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each of the last ten calendar years.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index, the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended September 30, 2009	22.43%
Worst Quarter	Quarter ended June 30, 2008	(10.33)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR SMALL CAP FINANCIAL FUND | I Class C000064351
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[14]
1 YEAR	rr_ExpenseExampleYear01	127
3 YEARS	rr_ExpenseExampleYear03	397
5 YEARS	rr_ExpenseExampleYear05	686
10 YEARS	rr_ExpenseExampleYear10	1,511
Annual Return 2001	rr_AnnualReturn2001	23.85%
Annual Return 2002	rr_AnnualReturn2002	18.68%
Annual Return 2003	rr_AnnualReturn2003	41.05%
Annual Return 2004	rr_AnnualReturn2004	16.04%
Annual Return 2005	rr_AnnualReturn2005	(1.55%)
Annual Return 2006	rr_AnnualReturn2006	11.80%
Annual Return 2007	rr_AnnualReturn2007	(22.18%)
Annual Return 2008	rr_AnnualReturn2008	(8.11%)
Annual Return 2009	rr_AnnualReturn2009	19.91%
Annual Return 2010	rr_AnnualReturn2010	17.75%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.75%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	10.33%
I Class Prospectus | FBR SMALL CAP FINANCIAL FUND | I Class C000064351 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.40%
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	8.85%
I Class Prospectus | FBR SMALL CAP FINANCIAL FUND | I Class C000064351 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.99%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	8.89%
I Class Prospectus | FBR SMALL CAP FINANCIAL FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
I Class Prospectus | FBR TECHNOLOGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Technology Fund (the "Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 353% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	353.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The Fund's policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders. The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology. Potential investments would include, but not be limited to, the following industries: computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies. While the Fund's investments will primarily be in domestic U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry. The Adviser invests in the stocks of companies of any size without regard to market capitalization.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings ("IPOs").

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The Fund's policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders. The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Industry Concentration. The Fund concentrates its investments within a group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund's shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. The Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the NASDAQ Composite Index. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks. Both the chart and the table represent the performance of the I Class shares of the Fund after March 12, 2010 (inception of the share class) and Investor Class for periods prior to that date. The returns for the I Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide some indication of the risk of an investment in the I Class shares of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indicies, the S&P 500 Index and the secondary benchmark of the NASDAQ Composite Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter ended June 30, 2003	26.38%
Worst Quarter	Quarter ended December 31, 2008	(22.74)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR TECHNOLOGY FUND | I Class C000064357
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%	[13]
1 YEAR	rr_ExpenseExampleYear01	175
3 YEARS	rr_ExpenseExampleYear03	542
5 YEARS	rr_ExpenseExampleYear05	1,076
10 YEARS	rr_ExpenseExampleYear10	2,538
Annual Return 2003	rr_AnnualReturn2003	52.86%
Annual Return 2004	rr_AnnualReturn2004	6.75%
Annual Return 2005	rr_AnnualReturn2005	11.80%
Annual Return 2006	rr_AnnualReturn2006	9.25%
Annual Return 2007	rr_AnnualReturn2007	9.36%
Annual Return 2008	rr_AnnualReturn2008	(42.89%)
Annual Return 2009	rr_AnnualReturn2009	54.93%
Annual Return 2010	rr_AnnualReturn2010	12.93%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.93%
5 Years	rr_AverageAnnualReturnYear05	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
I Class Prospectus | FBR TECHNOLOGY FUND | I Class C000064357 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.93%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
I Class Prospectus | FBR TECHNOLOGY FUND | I Class C000064357 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
I Class Prospectus | FBR TECHNOLOGY FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
I Class Prospectus | FBR TECHNOLOGY FUND | NASDAQ Composite Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.91%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
I Class Prospectus | FBR BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Balanced Fund is to seek long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period April 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The approach of both sub-advisers of the Fund places a focus on seeking downside protection. The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.'s (the "Adviser") view of economic conditions and underlying security values. The Fund may invest in Initial Public Offerings ("IPOs"). Under normal circumstances, the Adviser will allocate approximately 40% of the Fund's assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund's assets to a sub-adviser to be invested in equity securities. Many of the Fund's common stock investments are expected to pay dividends.

The London Company ("London Co.") manages the equity portion of the Fund's portfolio and Financial Counselors, Inc. ("FCI") manages the fixed income portion of the Fund's portfolio. London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth. In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds").

Risk [Heading]	rr_RiskHeading	RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments. The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments. Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund (the "Predecessor Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the Predecessor Fund was reorganized as the FBR Balanced Fund. Performance figures shown below represent the I Class shares of the Predecessor Fund for periods prior to March 12, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter Ended June 30, 2003	13.50%
Worst Quarter	Quarter Ended December 31, 2008	(13.59)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR BALANCED FUND | I Class C000085608
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%	[15]
1 YEAR	rr_ExpenseExampleYear01	113
3 YEARS	rr_ExpenseExampleYear03	353
5 YEARS	rr_ExpenseExampleYear05	639
10 YEARS	rr_ExpenseExampleYear10	1,455
Annual Return 2001	rr_AnnualReturn2001	2.50%
Annual Return 2002	rr_AnnualReturn2002	(14.83%)
Annual Return 2003	rr_AnnualReturn2003	26.48%
Annual Return 2004	rr_AnnualReturn2004	13.99%
Annual Return 2005	rr_AnnualReturn2005	5.58%
Annual Return 2006	rr_AnnualReturn2006	15.87%
Annual Return 2007	rr_AnnualReturn2007	9.33%
Annual Return 2008	rr_AnnualReturn2008	(20.73%)
Annual Return 2009	rr_AnnualReturn2009	18.76%
Annual Return 2010	rr_AnnualReturn2010	11.53%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	5.86%
I Class Prospectus | FBR BALANCED FUND | I Class C000085608 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	4.32%
I Class Prospectus | FBR BALANCED FUND | I Class C000085608 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	4.29%
I Class Prospectus | FBR BALANCED FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
I Class Prospectus | FBR CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FBR CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Core Bond Fund is to seek current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital growth as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and estimated expenses that you may pay if you buy and hold I Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the April 1, 2010 to October 31, 2010, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2014, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The Fund may invest in Initial Public Offerings ("IPOs").

Financial Counselors, Inc. ("FCI") will use its core fixed income philosophy to manage the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The Fund may invest in Initial Public Offerings ("IPOs").

Risk [Heading]	rr_RiskHeading	Risks Related to Principal Investment Strategies
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks. Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments. The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments. IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments. Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund. The net asset value of the Fund can be expected to change daily and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years. The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the "Predecessor Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the Predecessor Fund was reorganized as the FBR Core Bond Fund. Performance figures shown below represent the I Class shares of the Predecessor Fund for periods prior to March 12, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of an investment in the Fund's shares. The bar chart shows the Fund's performance for each of the last ten calendar years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table shows how the Fund's average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return Chart For the Periods Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Quarter Ended June 30, 2003	8.51%
Worst Quarter	Quarter Ended March 31, 2005	(2.75)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

I Class Prospectus | FBR CORE BOND FUND | I Class C000085610
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%	[16]
1 YEAR	rr_ExpenseExampleYear01	115
3 YEARS	rr_ExpenseExampleYear03	359
5 YEARS	rr_ExpenseExampleYear05	719
10 YEARS	rr_ExpenseExampleYear10	1,732
Annual Return 2001	rr_AnnualReturn2001	9.95%
Annual Return 2002	rr_AnnualReturn2002	2.48%
Annual Return 2003	rr_AnnualReturn2003	20.23%
Annual Return 2004	rr_AnnualReturn2004	8.39%
Annual Return 2005	rr_AnnualReturn2005	(1.12%)
Annual Return 2006	rr_AnnualReturn2006	8.78%
Annual Return 2007	rr_AnnualReturn2007	5.75%
Annual Return 2008	rr_AnnualReturn2008	0.80%
Annual Return 2009	rr_AnnualReturn2009	9.80%
Annual Return 2010	rr_AnnualReturn2010	7.34%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	7.09%
I Class Prospectus | FBR CORE BOND FUND | I Class C000085610 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	4.78%
I Class Prospectus | FBR CORE BOND FUND | I Class C000085610 | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	4.76%
I Class Prospectus | FBR CORE BOND FUND | Barclays Capital Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%

[1]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested).
[2]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.25% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[3]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.35% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[4]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.45% of the Fund's, average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[5]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[6]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 0.85% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[7]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund has invested) and certain voluntary fee waivers made by FBR Fund Advisers, Inc. (the "Adviser").
[8]	The Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.08% of the Fund's average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[9]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.05% of the Fund's average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[10]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.00% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[11]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.10% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[12]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.20% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[13]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by the Fund's Board.
[14]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The agreement may only be terminated by both the Adviser and the Fund's Board.
[15]	The Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.08% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Investor Shares of the Fund. The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund's predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board.
[16]	FBR Fund Advisers, Inc. (the "Adviser") has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.05% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Investor Shares of the Fund. The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund's predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board.